Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The amounts charged under each of the agreements with Pfizer for the three and six months ended June 30, 2013 are as follows:

(MILLIONS OF DOLLARS)	Three Months Ended June 30, 2013	Six months Ended June 30, 2013
Transitional services agreement	$31	$58
Master manufacturing and supply agreements	65	122
Employee matters agreement	51	99